SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
SHAREHOLDERS' EQUITY
NOTE 13:-	SHAREHOLDERS’ EQUITY

a.	General:

Ordinary shares confer upon their holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends if declared.

Dividends declared on ordinary shares will be paid in New Israeli Shekels. Dividends paid to shareholders outside Israel will be converted into U.S. dollars, on the basis of the exchange rate prevailing at the date of payment.

b.	Share repurchase:

On January 29, 2015, the Company’s board of directors approved and authorized the repurchase of up to additional $ 1,500,000 of the Company’s ordinary shares and not more than $250,000 per quarter. Under the share repurchase programs, share purchases may be made from time to time depending on market conditions, share price, trading volume and other factors and will be funded by available working capital. As of December 31, 2015, the Company repurchased ordinary shares for an aggregate amount of $ 4,822,805. During 2015, 2014 and 2013 the Company repurchased 12,032,899, 11,207,320 and 10,148,834 shares for an aggregate amount of $ 985,735, $ 764,543 and $ 537,829, respectively.

c.	Stock Options, RSUs and PSUs:

In 2005, the Company adopted two new equity incentive plans, which were subsequently amended in January 2014: the 2005 United States Equity Incentive Plan and the 2005 Israel Equity Incentive Plan together are referred to as the Equity Incentive Plans.

Under the Equity Incentive Plans, the Company may grant options to employees, officers and directors at an exercise price equal to at least the fair market value of the ordinary shares at the date of grant and are granted for periods not to exceed seven years. The Company grants under the Equity Incentive Plans options, Restricted Stock Units (“RSUs”) and Performance RSUs (“PSUs”) and can also grant a variety of other equity incentives. Options granted under the Equity Incentive Plans generally vest over a period of four to five years of employment. Options, RSUs and PSUs that are cancelled or forfeited before expiration become available for future grants. The number of PSUs granted to sales employees is equal to the amount of compensation earned (based on the employee’s level) divided by the fair value of the ordinary share at the grant date. RSUs and PSUs vest over a four year period of employment from the grant date. PSUs are subject to certain performance criteria; accordingly, compensation expense is recognized for such awards when it becomes probable that the related performance condition will be satisfied.

Under the Equity Incentive Plans, the Company’s non-employee directors receive an automatic annual option grant.

Following the amendments to the Equity Incentive Plans in January 2014, on December 31st of each year, the number of Reserved and Authorized Shares under the Equity Incentive Plans shall be automatically reset to equal 10% of the number of ordinary shares issued and outstanding as of year-end. As of December 31, 2015 the number of ordinary shares reserved under the Equity Incentive Plans equals 17,490,152.

A summary of the Company’s stock option activity and related information is as follows:

	Options in thousands	Weighted average exercise price	Aggregate intrinsic value
	2015	2015	2015
Outstanding at beginning of year	12,928	$47.72	$398,893
Granted	2,425	$82.90
Exercised	(2,614)	$31.74

Outstanding at December 31, 2015	*)12,739	$57.69	$305,810

Exercisable at December 31, 2015	7,798	$50.82	$239,202

*)	As of December 31, 2015, approximately 12.6 million options are vested and expected to vest. Options expected to vest reflect an estimated forfeiture rate for purposes of determining related compensation expense.

The total intrinsic value of options exercised during the years 2015, 2014 and 2013 was $ 131,603, $ 89,957 and $ 90,352, respectively.

The weighted average fair values at grant date of options granted for the years ended December 31, 2015, 2014 and 2013; with an exercise price equal to the market value at the date of grant were $ 22.39, $ 19.55 and $ 16.17, respectively.

The options outstanding as of December 31, 2015, have been separated into ranges of exercise price, as follows:

	Outstanding			Exercisable
Exercise price	Number of options (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$
26.47-35.79	1,718	1.47	29.65	1,688	1.47	29.54
42.85-49.50	1,829	4.43	49.31	1,159	4.42	49.29
51.98-53.67	3,625	2.89	53.31	3,305	2.84	53.27
55.15-74.51	3,142	4.95	63.52	1,226	5.01	63.77
80.67-83.59	2,425	6.35	82.90	420	6.44	83.59

26.47-83.59	12,739	4.09	57.69	7,798	3.31	50.82

A summary of the Company’s RSUs activity is as follows:

Year ended December 31,
2015
Number in thousands
Outstanding at beginning of year	802
Granted	*)373
Vested	(268)
Forfeited	(95)

Outstanding as of December 31,	812

*)	Includes 54 thousands replacements for restricted share units assumed upon acquisitions.

The weighted average fair values at grant date of RSUs granted for the years ended December 31, 2015, 2014 and 2013 were $ 83.23, $ 65.08 and $ 48.64, respectively.

The total fair value of shares vested during the years 2015, 2014 and 2013 was $ 22,485, $ 18,414 and $ 17,738, respectively.

A summary of the Company’s PSUs activity is as follows:

Year ended December 31,
2015
Number in thousands
Outstanding at beginning of year	94
Granted	101
Vested	(18)
Forfeited	(21)

Outstanding as of December 31,	156

The weighted average fair values at grant date of PSUs granted for the year ended December 31, 2015 and 2014 were $ 83.48 and $64.03, respectively.

The total fair value of shares vested during 2015 was $ 1,523. During 2014 and 2013 no PSUs were vested.

As of December 31, 2015 the Company had a commitment to grant PSUs at the value of up to $22,232.

As of December 31, 2015, the Company had approximately $ 120,717 of unrecognized compensation expense related to non-vested stock options and non-vested RSUs and PSUs, expected to be recognized over a weighted average period of 1.82 years and $ 9,879 of unrecognized compensation expense related to PSUs that will be fixed in number during 2016.

d.	Employee Stock Purchase Plan (“ESPP”):

The Company reserved a total of 6,000,000 ordinary shares for issuance under the ESPP. As of December 31, 2015, 5,523,283 ordinary shares had been issued under the ESPP. Eligible employees may use up to 15% of their salaries to purchase ordinary shares but no more than 1,250 shares per participant on any purchase date. The ESPP is implemented through an offering every six months. The price of an ordinary share purchased under the ESPP is equal to 85% of the lower of the fair market value of the ordinary share on the subscription date of each offering period or on the purchase date.

During 2015, 2014 and 2013, employees purchased 277,571, 312,588 and 354,487 ordinary shares at average prices of $ 60.99, $ 51.48 and $ 42.14 per share, respectively.

In 1996, the Company adopted an ESPP, which was subsequently amended in 2015. According to the amendments, commencing the purchase period that begins February 1, 2016, 500,000 ordinary shares are authorized for issuance under the US ESPP and 1,000,000 ordinary shares are authorized for issuance under the rest of the world (ROW) ESPP.

In accordance with ASC No. 718, the ESPP is compensatory and as such results in recognition of compensation cost. For the years ended December 31, 2015, 2014 and 2013, the Company recognized $ 4,517, $ 4,187 and $ 3,973, respectively, of compensation expense in connection with the ESPP.